Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Derivative Financial Instruments [Line Items]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at June 30, 2018	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)
Crude Oil Contracts
Fixed Price Contracts
WTI Fixed Price	75,000 bbls/d	July – December 2018	US$49.32/bbl	(388)
Brent Collars	75,000 bbls/d	July – December 2018	US$49.00-US$59.69/bbl	(342)
WTI Collars	19,000 bbls/d	January – December 2019	US$50.00-US$62.08/bbl	(62)
WCS Differential	10,500 bbls/d	January – December 2018	US$(14.52)/bbl	19
Other Financial Positions (1)				(34)
Crude Oil Fair Value Position				(807)

Interest Rate Swaps				16

Total Fair Value				(791)

(1)Other financial positions are part of ongoing operations to market the Company’s production.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(269)	215
WTI Option Volatility	± five percent	(100)	95
U.S. to Canadian Dollar Foreign Exchange Rate Option Volatility	± five percent	9	(33)

Commodity Price Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to fluctuations in commodity prices and interest rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices and interest rates on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	(251)	246
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	4	(4)
Interest Rate Swaps	± 50 Basis Points	42	(47)